EQUITY (Details) - USD ($)	6 Months Ended
	Apr. 30, 2024	Oct. 31, 2023	Jul. 25, 2023	Apr. 30, 2023	Dec. 03, 2021
EQUITY
Ordinary shares, par value, (per share)	$ 0.025	$ 0.025
China
EQUITY
Restricted amounts as determined pursuant to PRC statutory laws		$ 275,150		$ 275,150
Total restricted net assets	$ 7,809,598	$ 6,732,073
2023 Performance Incentive Plan
EQUITY
Shares issued	698,000
Fair market value of shares issued	$ 2,270,015
Stock-based compensation expense	$ 2,270,015
Class A ordinary shares
EQUITY
Common stock, voting rights	one
Common stock, conversion basis	no
Ordinary shares, par value, (per share)	$ 0.025	$ 0.025
Ordinary shares, shares issued	1,372,949	674,949
Class A ordinary shares | 2021 Performance Incentive Plan
EQUITY
Common stock, capital shares reserved					200,000
Ordinary shares, shares issued	199,440
Class A ordinary shares | 2023 Performance Incentive Plan
EQUITY
Common stock, capital shares reserved			1,000,000
Ordinary shares, shares issued	768,000
Class B ordinary shares
EQUITY
Common stock, voting rights	eighteen
Common stock, conversion basis	one
Ordinary shares, par value, (per share)	$ 0.025	$ 0.025
Ordinary shares, shares issued	50,000	50,000
Subsidiary in Hong Kong, the VIE and the VIE's subsidiary
EQUITY
Amount of cash transferred	$ 600